STOCK BASED COMPENSATION	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Stock-Based Compensation
Note 9:
Stock-Based
Compensation
The Company has an employee
stock-based
compensation plan under which options may be granted to attract and retain talent, provide additional incentive, and promote the success of the Company. Under this plan, the maximum aggregate number of Company shares that may be granted is 11,580,870 shares. As of December 31, 2022, there were 3,466,617 shares available for grant under the plan.

Stock-Based Compensation Expense
Total stock-based compensation expense recognized in the Company’s statements of operations and comprehensive loss is classified as follows:

	Year Ended December 31,
	2022	2021
Cost of revenues	$988,003	$9,228
Research and development	143,439	11,925
Sales and marketing	46,299	80,038
General and administrative	1,184,599	340,176

Total stock-based compensation expense	$2,362,340	$441,367

The Company’s stock-based compensation expense is based on the value of the portion of stock-based payment awards that are ultimately expected to vest. During the years ended December 31, 2022 and 2021, stock-based compensation relating to stock-based awards granted to consultants was $961,040 and $309,446, respectively.
Restricted Stock Units
The Company grants Restricted Stock Units, or RSUs, to its employees for their services with a liquidity event requirement. The RSUs granted to employees vest over a period of time from the grant date and will be released and settled upon a liquidity event requirement. Liquidity events are achieved through either an Initial Public Offering or the occurrence of a Change in Control event. The weighted-average grant date fair value of RSUs granted during the year ended December 31, 2022 was $3.15 per share. No RSUs were granted prior to December 31, 2021.
A summary of the Company’s RSU activity and related information is as follows:

	RSUs
	Number of Shares	Weighted-Average Grant Date Fair Value
Unvested at December 31, 2021	—	$—
RSUs Granted	1,053,000	3.15
RSUs Vested	—	—
RSUs Forfeited	—	—

Unvested at December 31, 2022	1,053,000	$3.15
Vested and unreleased	—

Outstanding at December 31, 2022	1,053,000

The total grant date fair value of RSUs awarded was $3,316,950 for the year ended December 31, 2022. The total grant date fair value of RSUs vested was nil for the year ended December 31, 2022.
At December 31, 2022, total unrecognized stock-based compensation cost related to RSUs, net of forfeitures, was $2,468,497, which is expected to be recognized over a remaining weighted average period of 3.0 years. As of December 31, 2022, all of the RSUs are expected to vest based on the Company’s expectation of the liquidity event requirement being met.

Stock Options
The Company measures employee
stock-based
awards at
grant-date
fair value and recognizes employee compensation expense on a straight-line
basis over the vesting period of the award. The options vest according to a vesting schedule and expire on the tenth anniversary of each respective grant date. Management anticipates the average term of the options will be five years. Management has reserved a pool of shares to be issued when the options are exercised.
A summary of the Company’s stock option activity and related information is as follows:

	Number of Stock Options Outstanding	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Options outstanding at December 31, 2021	6,122,120	$1.03	8.0	$12,985,500
Options granted	2,630,000	3.15
Options exercised	(783,040)	0.19
Options forfeited	(1,889,613)	0.41

Options outstanding at December 31, 2022	6,079,467	$2.25	7.9	$5,484,316

Options exercisable at December 31, 2022	3,116,791	$1.66	7.0	$4,495,425
Options vested and expected to vest at December 31, 2022	6,079,467	$2.24	7.9	$5,484,316
The weighted-average grant date fair value of options granted to employees and consultants was $1.44 and $3.07 per share for the years ended December 31, 2022 and 2021, respectively.
Aggregate intrinsic value represents the difference between the estimated fair value of the underlying common stock and the exercise price of outstanding, in-the-money
options. The aggregate intrinsic value of options exercised was $2,319,018 and $152,700 for the years ended December 31, 2022 and 2021, respectively.
At December 31, 2022, total unrecognized stock-based compensation cost related to stock options granted to employees, net of forfeitures, was $2,852,968, which is expected to be recognized over a weighted-average period of 1.4 years.
Determining the appropriate fair value of
stock-based
awards requires the input of subjective assumptions including the fair value of the Company’s common stock, the expected life of the option, and expected stock price volatility. The Company used the
Black-Scholes
option pricing model to value its stock option awards.
The assumptions used in calculating the fair value of
stock-based
awards represent management’s best estimates and involve inherent uncertainties and the application of management’s judgment. As a result, if factors change and management uses different assumptions, stock-based
compensation expense could be materially different for future awards. The expected life of stock options was estimated using the “simplified method,” which is the midpoint between the vesting start date and the end of the contractual term, as the Company has limited historical information to develop reasonable expectations about future exercise patterns and employment duration for its stock options grants. For stock price volatility, the Company uses comparable public companies as a basis for its expected volatility to calculate the fair value of options grants. The risk-free
interest rate is based on U.S. Treasury notes with a term approximating the expected life of the option. The estimation of the number of stock awards that will ultimately vest requires judgment, and to the extent actual results or updated estimates differ from the Company’s current estimates, such amounts are recognized as an adjustment in the period in which estimates are revised. The assumptions utilized for option grants during the years ended December 31, 2022 and 2021 are as follows:

	Year Ended December 31,
	2022	2021
Risk free interest rate	2.62%	0.86%
Expected dividend yield	0.0%	0.0%
Expected volatility	42%	36%
Expected life (years)	5.8	5.0